Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2018	$ 80,459	$ 31,863,693	$ (32,759,275)		$ (815,123)
Balance (in Shares) at Dec. 31, 2018	80,459,006
Shares issued for conversion of accrued compensation	$ 6,400	267,600			274,000
Shares issued for conversion of accrued compensation (in Shares)	6,400,000
Common shares issued for cash	$ 12,750	767,250			780,000
Common shares issued for cash (in Shares)	12,750,000
Common shares issued for conversion of debt	$ 296	11,704			12,000
Common shares issued for conversion of debt (in Shares)	295,567
Common shares issued for services	$ 13,845	188,515			202,360
Common shares issued for services (in Shares)	13,845,060
Issuance of warrants in connection with convertible debt		61,899			61,899
Stock option exercise compensation		7,500			7,500
Exercise of stock options for accrued compensation	$ 3,000	87,000			90,000
Exercise of stock options for accrued compensation (in Shares)	3,000,000
Accretion of stock-based compensation and professional fees		2,068,368			2,068,368
Accretion of stock option and warrant expense		1,942,799			1,942,799
Net income (loss)			(7,240,740)		(7,240,740)
Balance at Dec. 31, 2019	$ 116,750	37,266,328	(40,000,015)		(2,616,937)
Balance (in Shares) at Dec. 31, 2019	116,749,633
Shares issued for conversion of accounts payable	$ 151	5,907			6,058
Shares issued for conversion of accounts payable (in Shares)	151,456
Accretion of stock-based compensation		170,072			170,072
Accretion of stock option expense		191,308			191,308
Common shares issued for cash	$ 7,000	273,000			280,000
Common shares issued for cash (in Shares)	7,000,000
Common shares issued for conversion of accrued interest	$ 475	12,245			12,720
Common shares issued for conversion of accrued interest (in Shares)	475,000
Common shares issued for services	$ 1,250	48,750			50,000
Common shares issued for services (in Shares)	1,250,000
Issuance of warrants in connection with convertible debt		8,676			8,676
Net income (loss)			(1,508,288)		(1,508,288)
Balance at Mar. 31, 2020	$ 125,626	37,976,286	(41,508,303)		(3,406,391)
Balance (in Shares) at Mar. 31, 2020	125,626,089
Balance at Dec. 31, 2019	$ 116,750	37,266,328	(40,000,015)		(2,616,937)
Balance (in Shares) at Dec. 31, 2019	116,749,633
Shares issued for conversion of accounts payable	$ 151	5,907			6,058
Shares issued for conversion of accounts payable (in Shares)	151,456
Beneficial conversion charge for issuance of Series B preferred shares for accrued compensation		$ 1,048,143			$ 1,048,143
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	37,172	153,857			191,029
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	37,171,800
Extinguishment loss related to conversion of debt		$ 297,919			$ 297,919
Common shares issued for conversion of Series A preferred shares and dividends	$ 16,133	199,291			215,424
Common shares issued for conversion of Series A preferred shares and dividends (in Shares)	16,132,701
Reclassification of put premium to equity upon conversion of Series A preferred		49,543			49,543
Accretion of stock-based compensation		446,064			446,064
Accretion of stock-based professional fees		15,000			15,000
Accretion of stock option expense		609,662			609,662
Preferred stock dividends and deemed dividend		1,525,873	(1,534,381)		(8,508)
Shares issued for conversion of accrued compensation	$ 751	28,102			28,853
Shares issued for conversion of accrued compensation (in Shares)	751,070
Common shares issued for cash	$ 37,390	783,610			821,000
Common shares issued for cash (in Shares)	37,390,314
Common shares issued for services	$ 20,000	129,475			149,475
Common shares issued for services (in Shares)	20,000,000
Issuance of warrants in connection with convertible debt		14,498			14,498
Net income (loss)			(4,434,443)		(4,434,443)
Balance at Dec. 31, 2020	$ 228,347	42,573,272	(45,968,839)		(3,167,220)
Balance (in Shares) at Dec. 31, 2020	228,346,974
Balance at Mar. 31, 2020	$ 125,626	$ 37,976,286	$ (41,508,303)		$ (3,406,391)
Balance (in Shares) at Mar. 31, 2020	125,626,089
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	12,800	78,565			91,365
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	12,800,000
Extinguishment loss related to conversion of debt		$ 123,455			$ 123,455
Common shares issued for conversion of Series A preferred shares and dividends	$ 9,983	152,809			162,792
Common shares issued for conversion of Series A preferred shares and dividends (in Shares)	9,982,616
Reclassification of put premium to equity upon conversion of Series A preferred		37,438			37,438
Accretion of stock-based compensation		117,515			117,515
Accretion of stock-based professional fees		5,000			5,000
Accretion of stock option expense		191,307			191,307
Shares issued for conversion of accrued compensation	$ 203	16,047			16,250
Shares issued for conversion of accrued compensation (in Shares)	203,125
Common shares issued for cash	$ 7,000	154,000			161,000
Common shares issued for cash (in Shares)	7,000,000
Common shares issued for services	$ 7,450	(7,450)
Common shares issued for services (in Shares)	7,450,000
Issuance of warrants in connection with convertible debt		5,822			5,822
Net income (loss)			(1,591,860)		(1,591,860)
Balance at Jun. 30, 2020	$ 163,062	$ 38,850,794	$ (43,100,163)		$ (4,086,307)
Balance (in Shares) at Jun. 30, 2020	163,061,830
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	23,897	63,047			86,944
Common shares issued for conversion of debt, accrued interest and fees (in Shares)	23,896,800
Extinguishment loss related to conversion of debt		$ 174,464			$ 174,464
Common shares issued for conversion of Series A preferred shares and dividends	$ 6,150	46,482			52,632
Common shares issued for conversion of Series A preferred shares and dividends (in Shares)	6,150,085
Reclassification of put premium to equity upon conversion of Series A preferred		12,105			12,105
Accretion of stock-based compensation		79,238			79,238
Accretion of stock-based professional fees		5,000			5,000
Accretion of stock option expense		193,410			193,410
Common shares issued for cash	$ 21,538	258,462			280,000
Common shares issued for cash (in Shares)	21,538,462
Preferred stock dividends			(2,795)		(2,795)
Common shares issued for services	$ 500	6,000			6,500
Common shares issued for services (in Shares)	500,000
Net income (loss)			480,396		480,396
Balance at Sep. 30, 2020	$ 215,147	39,689,002	(42,622,562)		(2,718,413)
Balance (in Shares) at Sep. 30, 2020	215,147,177
Balance at Dec. 31, 2020	$ 228,347	42,573,272	(45,968,839)		(3,167,220)
Balance (in Shares) at Dec. 31, 2020	228,346,974
Accretion of stock-based compensation		108,554			108,554
Accretion of stock-based professional fees		5,000			5,000
Preferred stock dividends and deemed dividend		2,845,238	(2,855,576)		(10,338)
Common shares issued for stock-based compensation	$ 2,700	(2,700)
Common shares issued for stock-based compensation (in Shares)	2,700,000
Beneficial conversion charge for issuance of Series B preferred shares for accrued compensation recorded as stock-based compensation		3,778,810			3,778,810
Common shares issued for accrued compensation	$ 945	54,796			55,741
Common shares issued for accrued compensation (in Shares)	944,767
Common shares issued for professional fees	$ 1,550	112,550			114,100
Common shares issued for professional fees (in Shares)	1,550,000
Common shares issued for cashless warrant exercise	$ 1,008	(1,008)
Common shares issued for cashless warrant exercise (in Shares)	1,008,000
Net income (loss)			(4,863,973)		(4,863,973)
Balance at Mar. 31, 2021	$ 234,550	49,474,512	(53,688,388)		(3,979,326)
Balance (in Shares) at Mar. 31, 2021	234,549,741
Accretion of stock-based compensation		51,192			51,192
Common shares issued for accounts payable	$ 3,801	114,037			117,838
Common shares issued for accounts payable (in Shares)	3,801,224
Preferred stock dividends and deemed dividend			(11,478)		(11,478)
Common shares issued for professional fees	$ 2,700	138,300			141,000
Common shares issued for professional fees (in Shares)	2,700,000
Net income (loss)			(579,025)		(579,025)
Balance at Jun. 30, 2021	$ 241,051	49,778,041	(54,278,891)		(4,259,799)
Balance (in Shares) at Jun. 30, 2021	241,050,965
Accretion of stock-based compensation		64,842			64,842
Common shares issued for compensation	$ 1,977	22,436			24,413
Common shares issued for compensation (in Shares)	1,976,500
Common shares issued for acquisition	$ 28,021	666,900			694,921
Common shares issued for acquisition (in Shares)	28,021,016
Initial noncontrolling in acquired business				36,031	36,031
Preferred stock dividends and deemed dividend		1,509,523	(1,521,736)		(12,213)
Common shares issued for professional fees	$ 3,000	88,500			91,500
Common shares issued for professional fees (in Shares)	3,000,000
Net income (loss)			(524,928)	34,151	(490,777)
Balance at Sep. 30, 2021	$ 274,049	$ 52,130,242	$ (56,325,555)	$ 70,182	$ (3,851,082)
Balance (in Shares) at Sep. 30, 2021	274,048,481